Share Based Payment (Details) - Schedule of Amount and Exercise Price and the Movements of the Stock Options of Directors - $ / shares	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Group 1 [Member]
Schedule of Amount and Exercise Price and the Movements of the Stock Options of Directors [Line Items]
Number of options, At the beginning	325,826
Exercise price, At the beginning	$ 1.52
Number of options, Granted during the period		579,078
Exercise price, Granted during the period		$ 1.52
Number of options, Forfeited during the period
Exercise price, Forfeited during the period
Number of options, Exercised during the period		(253,252)
Exercise price, Exercised during the period		$ 1.52
Number of options, Expired during the period
Exercise price, Expired during the period
Number of options, At the ending	325,826	325,826
Exercise price, At the ending	$ 1.52	$ 1.52
Group 2 [Member]
Schedule of Amount and Exercise Price and the Movements of the Stock Options of Directors [Line Items]
Number of options, At the beginning	206,598
Exercise price, At the beginning	$ 8
Number of options, Granted during the period		346,555
Exercise price, Granted during the period		$ 8
Number of options, Forfeited during the period
Exercise price, Forfeited during the period
Number of options, Exercised during the period		(139,957)
Exercise price, Exercised during the period		$ 8
Number of options, Expired during the period
Exercise price, Expired during the period
Number of options, At the ending	206,598	206,598
Exercise price, At the ending	$ 8	$ 8
Group 3 [Member]
Schedule of Amount and Exercise Price and the Movements of the Stock Options of Directors [Line Items]
Number of options, At the beginning	700,000
Exercise price, At the beginning	$ 4.25
Number of options, Granted during the period	200,000	700,000
Exercise price, Granted during the period	$ 4.25	$ 4.25
Number of options, Forfeited during the period	(66,667)
Exercise price, Forfeited during the period	$ 4.25
Number of options, Exercised during the period
Exercise price, Exercised during the period
Number of options, Expired during the period
Exercise price, Expired during the period
Number of options, At the ending	833,333	700,000
Exercise price, At the ending	$ 4.25	$ 4.25